Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2020
Variable Interest Entities Disclosure [Abstract]
Schedule of Assets and Liabilities of the Lessor VIE
The assets and liabilities of the lessor VIE that most significantly impact the Company’s consolidated balance sheets and the financial statement line items in which they are presented, as of December 31, 2019 and 2020, are as follows:

	December 31, 2019	December 31, 2020
	(in thousands)
Assets
Cash, cash equivalents and restricted cash	$796	$215
Liabilities
Amounts due to related parties, current	$(451)	$(229)
Amounts due to related parties, non-current	(68,206)	(61,361)

	$(68,657)	$(61,590)